AlphaTrade.com
                         930 West First Street, Ste 116
                           North Vancouver, BC Canada
                                     V7P 3N4


December 1, 2010

United States Securities and Exchange Commission
Attn: Andrew Mew, Accounting Branch Chief
      Millwood Hobbs, Staff Accountant
100 F Street N.E., Stop 4561
Washington, D.C. 20549


RE:     Alphatrade.com
        Form 10-K/A for the Fiscal Year Ended December 31, 2007 Filed October
          26, 2010
        Forms 10-Q for Fiscal Quarter Ended June 30, 2010
          Filed August 10, 2010
           Forms 10-Q/A for Fiscal Quarter Ended June 30, 2009
        Forms 10-Q/A for Fiscal Quarters Ended June 30, 2008 and September 30,
          2008 Filed April 22, 2010
        File No. 0-25631

Dear Mr. Mew, et al:

         We have reviewed the comments from your letter dated November 8, 2010 and have formulated responses as outlined below. Please feel free to contact us at your convenience should additional explanation and/or clarification be required. We have attached all of the financials in draft for your review. Once approved we will file on Edgar.

Forms 10-Q/ Amendment No. 2 for the Fiscal Quarters Ended June 30, 2008
                            and September 30, 2008
--------------------------------------------------------------------------------

Financial Statements and Notes

Note 3 - Restatement of Financial Statements

     1. We have reviewed your revised disclosure and response to our prior comment one in our letter of September 30, 2010 regarding the disclosure in Note 3 - Restatement of Financial Statements to clarify the correction of an error of $100,000 in general and administrative expenses for the quarters ended June 30, 2008 and September 30, 2008. As such, please also revise the disclosure in the "Explanatory Note" on the cover page of each amended report to reflect the reason why an amendment is required. You should then file the amendments to Forms
         10-Q for the quarterly periods ended June 30, 2008 and September 30, 2008 along with currently dated certifications.

     COMPANY RESPONSE: The Company has revised its disclosure in the "Explanatory Notes" on the cover pages of the amended reports to reflect the reason why the amendments are required, pursuant to the Commission's request.


Form 10-K/Amendment No.3, for the Fiscal Year Ended December 31, 2007
---------------------------------------------------------------------

Financial Statements

Statements of Operations and Comprehensive Income, page F-6
-----------------------------------------------------------

     2. We note your revised disclosure and response to our prior comment three in our letter dated September 30, 2010 regarding the presentation of the second earnings per share amount using comprehensive income. However, the statement of operations in the 2007 Form 10-K/Amendment No. 3 continues to include the second earnings per share amounts. Please revise to delete the second earnings per share amounts using comprehensive income on the statements of operations in your filing. Please also revise the disclosure in the "Explanatory Note" on the cover page to reflect the reason why the amendment is filed. You should file the amended Form 10-K for the fiscal year ended December 31, 2007 along with currently dated certifications.

     COMPANY RESPONSE: The Company has revised the statement of operations so as to delete the second earnings per share amount using comprehensive income, pursuant to the Commission's request.


Form 10-Q/Amendment No. 2, for the Fiscal Quarter Ended June 30, 2009
---------------------------------------------------------------------

Item 1.  Financial Statements

Note 6 - Lawsuit Settlements, page 13

Professional Bull Riders, Inc. v. Alphatrade.com

     3. We note your response to our prior comment four in our letter dated September 30, 2010 regarding the 300,000 shares of common stock transferred on May 29, 2009 to PBR as part of a Settlement Agreement dated May 21, 2009. Please tell us and revise your proposed disclosure to include the fair value amounts assigned to the shares of each entity. Please file the amended Form 10-Q for the quarterly period ended June 30, 2009 along with currently dated certifications.

     COMPANY RESPONSE: The Company has revised its disclosure so as to include the fair value amounts assigned to the shares of each entity, pursuant to the Commission's request.


Form 10-Q for the Fiscal Quarter Ended June 30, 2010

Financial Statements and Notes

Note 10 - Subsequent Events, page 13

     4. We note your responses to prior comment five of our letter dated September 30, 2010 stating the $3.2 million one-time death benefit you recorded was negotiated by the former Chairman and CEO at the time her employment agreement was executed and the benefit amount of $3.2 million was included in the agreement. In that regard, please file a copy of the employment agreement executed by the former Chairman and CEO as a material contract as an exhibit and provide us proposed disclosure you expect to include in future filings that states the $3.2 million was negotiated by the former Chairman and CEO prior to her death. We may have further comment upon review of your response.

     COMPANY RESPONSE: The Company has provided the employment agreements as exhibits to it's 2002 Form 10KSB filed on April 15, 2003. Please advise if you wish the employment agreements to be refiled as exhibits to the 2009 Form 10 KSB.


     5. It appears the fair value of the shares issued in connection with the settlement of the death benefit exceeds $3.2 million based on your trading price around the issuance date. As such, notwithstanding the agreed-upon benefit amount, it appears you would record the excess as additional expenses and additional paid-in capital during the third quarter of 2010 upon the settlement. Please advise us and disclose in detail your accounting for the settlement.

     COMPANY RESPONSE: The Company has adjusted its disclosure so as to record the value of the shares issued in connection with the settlement of the death benefit at market value ($0.0034 per share) on the date of issuance. As such, the Company has recorded a Loss on Settlement of Debt in the amount of $10,400,000. The Company has revised its disclosure with respect to this settlement so as to more clearly state the method by which the death benefit was settled, and the accounting thereof.



Sincerely,

AlphaTrade.com,
a Nevada corporation

/s/ Gordon J. Muir
-------------------------
By: Gordon J. Muir
Its: Chief Executive Officer